UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-3940

Dreyfus Premier New Leaders Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	06/30/05

P:\Edgar Filings\Pending\085\NCSRS-085-8-05\formncsrs085.DOC

FORM N-CSR
Item 1.	Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Notice of Portfolio Manager Appointments
5	Understanding Your Fund’s Expenses
5	Comparing Your Fund’s Expenses
With Those of Other Funds
6	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION

Back Cover

Dreyfus Premier
New Leaders Fund, Inc.

The	Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier New Leaders Fund, Inc., covering the six-month period from January

1, 2005, through, June 30, 2005. Inside, you’ll find information about the fund’s new portfolio management team. At the end of the reporting period, John S. Cone, Oliver Buckley, Langton C. Garvin and Kristin Crawford, each of whom is a member of the Midcap Team of Franklin Portfolio Associates, LLC, were appointed to manage the fund.

On average, U.S. stock prices ended the first half of 2005 slightly lower than where they began, largely due to head winds caused by higher energy prices, rising short-term interest rates and recent evidence of slower economic growth. While midcap stocks generally produced higher returns than large-cap stocks, and large-cap stocks generally outperformed small-cap stocks, these differences were relatively small. Conversely, value-oriented stocks continued to produce substantially better results than their more growth-oriented counterparts.

In some ways, market conditions at midyear remind us of those from one year ago, when stock prices languished due to economic and political concerns before rallying strongly later in the year. Currently, our economists expect the U.S. economy to continue to grow over the foreseeable future without significant new inflationary pressures, potentially setting the stage for better business conditions that could send stock prices higher.As always, we encourage you to discuss these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

NOTICE OF PORTFOLIO MANAGER APPOINTMENTS

For the six-month period ended June 30, 2005, the fund produced total returns of 2.10% for its Class A shares, 1.72% for its Class B shares, 1.72% for its Class C shares, 2.16% for its Class R shares and 1.98% for its Class T shares.1 In comparison, the Russell Midcap Index (the “Index”), the fund’s benchmark, produced a total return of 3.92% for the same period.2

Effective June 30, 2005, Franklin Portfolio Associates’ Midcap Team was appointed to make investment decisions for the fund. The committee of portfolio managers that comprise the Smallcap Team of Franklin Portfolio Associates are John S. Cone, Oliver Buckley, Langton C. Garvin and Kristin Crawford, each of whom also is an employee of Dreyfus and will manage the fund in that capacity for Dreyfus. Mr. Cone also is Chief Executive Officer, President and a Senior Portfolio Manager of Franklin Portfolio Associates where he has been employed since its inception in 1982. Mr. Buckley also is a Senior Vice President and Senior Portfolio Manager of Franklin Portfolio Associates which he joined in 2000. Mr. Garvin also is a Senior Vice President and Senior Portfolio Manager of Franklin Portfolio Associates which he joined in 2004; prior thereto, he was a portfolio manager with Batterymarch Financial Management. Ms. Crawford also is a Vice President and Portfolio Manager of Franklin Portfolio Associates which she joined in 2000.

Following the appointment of the team, the fund now employs a new investment process under which the portfolio managers select stocks through a “bottom-up” approach that seeks to identify undervalued securities using a quantitative screening process.This process is driven by computer models that identify and rank stocks based on:

•	fundamental momentum, meaning measures that reflect the changes in short-term earnings outlook through factors such as revised earn-
ings estimates and earnings surprises;

The Fund

3

NOTICE OF PORTFOLIO MANAGER APPOINTMENTS (continued)

  relative value, such as current and forecasted price-to-earnings ratios, price-to-book ratios, yields and other price-sensitive data for a stock compared to its past, its peers and the models’ overall stock universe;
  long-term growth, based on measures that reflect the changes in esti- mated long-term earnings growth over multiple horizons; and
  additional factors, such as technical factors, trading by company insid- ers or share issuance/buy-back data.

Next, through a “bottom-up” approach, the portfolio managers focus on stock selection as opposed to making proactive decisions about industry or sector exposure. Over time, the portfolio managers attempt to construct a portfolio whose exposure to industries and market capitalizations is generally similar to the fund’s benchmark. Finally, within each sector, the portfolio managers seek to overweight the most attractive stocks and underweight or not hold the stocks that have been ranked least attractive.

July 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, portfolio shares may be worth more or less than their original cost.The portfolio’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
Part of the fund’s recent performance is attributable to positive returns from its initial public offering (IPO) investments. There can be no guarantee that IPOs will have or continue to have a positive effect on fund performance.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Russell Midcap Index is a widely accepted, unmanaged index of medium-
cap stock market performance.

4

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier New Leaders Fund, Inc. from January 1, 2005 to June 30, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2005
	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 5.91	$ 10.00	$ 9.75	$ 5.66	$ 7.16
Ending value (after expenses)	$1,021.00	$1,017.20	$1,017.20	$1,021.60	$1,019.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment assuming a hypothetical 5% annualized return for the six months ended June 30, 2005

	Class A	Class B	Class C	Class R	Class T

Expenses paid per $1,000 †	$ 5.91	$ 9.99	$ 9.74	$ 5.66	$ 7.15
Ending value (after expenses)	$1,018.94	$1,014.88	$1,015.12	$1,019.19	$1,017.70

† Expenses are equal to the fund’s annualized expense ratio of 1.18% for Class A, 2.00% for Class B, 1.95% for
Class C, 1.13% for Class R and 1.43% for Class T; multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Fund

5

STATEMENT OF INVESTMENTS
June 30, 2005 (Unaudited)

Common Stocks—94.0%	Shares	Value ($)

Autos & Transports—3.8%
Expeditors International of Washington	250,000	12,452,500
Ryanair Holdings, ADR	295,000 [a]	13,227,800
Trinity Industries	350,000	11,210,500
		36,890,800
Consumer—19.4%
Coach	600,000 [a]	20,142,000
Dean Foods	375,000 [a]	13,215,000
Federated Department Stores	200,000	14,656,000
Hilton Hotels	560,000	13,356,000
Lamar Advertising, Cl. A	250,000 [a]	10,692,500
Manpower	223,000	8,870,940
McCormick & Co.	350,000	11,438,000
Moody’s	280,000	12,588,800
Nordstrom	240,000	16,312,800
Regal Entertainment Group, Cl. A	525,000	9,912,000
Royal Caribbean Cruises	290,000	14,024,400
Smithfield Foods	300,000 [a]	8,181,000
Starwood Hotels & Resorts Worldwide	275,000	16,106,750
TreeHouse Foods	75,000 [a]	2,138,250
Whole Foods Market	125,000	14,787,500
		186,421,940
Energy—8.6%
Chesapeake Energy	575,000	13,110,000
ENSCO International	325,000	11,618,750
Grant Prideco	575,000 [a]	15,208,750
Noble	250,000	15,377,500
Patterson-UTI Energy	535,000	14,889,050
Pioneer Natural Resources	310,000	13,044,800
		83,248,850
Financial Services—18.0%
Assurant	325,000	11,732,500
Axis Capital Holdings	400,000	11,320,000
CIT Group	300,000	12,891,000

6

Common Stocks (continued)	Shares	Value ($)

Financial Services (continued)
CheckFree	210,000 [a]	7,152,600
Commerce Bancorp	331,000	10,032,610
Commerce Bancshares	178,500	8,998,185
First Horizon National	155,000	6,541,000
Hibernia, Cl. A	300,000	9,954,000
iStar Financial	245,000	10,189,550
Marshall & Ilsley	235,000	10,445,750
North Fork Bancorporation	315,500	8,862,395
Northern Trust	230,000	10,485,700
Providian Financial	675,000 [a]	11,900,250
RenaissanceRe Holdings	195,000	9,601,800
Sovereign Bancorp	465,000	10,388,100
UnionBanCal	175,000	11,711,000
Willis Group Holdings	350,000	11,452,000
		173,658,440
Health Care—10.3%
Bard (C.R.)	203,000	13,501,530
Community Health Systems	365,000 [a]	13,793,350
DaVita	275,000 [a]	12,507,000
Fisher Scientific International	121,500 [a]	7,885,350
HEALTHSOUTH	1,850,000 [a]	10,360,000
Hospira	315,000 [a]	12,285,000
PacifiCare Health Systems	180,000 [a]	12,861,000
Sepracor	175,000 [a]	10,501,750
Teva Pharmaceutical Industries, ADR	183,500	5,714,190
		99,409,170
Materials & Processing—9.0%
Alumina, ADR	700,000	11,907,000
Crown Holdings	850,000 [a]	12,095,500
Ecolab	357,500	11,568,700
International Flavors & Fragrances	215,000	7,787,300
Pactiv	495,000 [a]	10,682,100
Placer Dome	550,000	8,459,000

The Fund
7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)

Materials & Processing (continued)
Sasol	500,000		13,563,391
Sigma-Aldrich	185,000		10,367,400
			86,430,391
Producer Durables—7.4%
AMETEK	300,000		12,555,000
Embraer, ADR	375,000		12,401,250
Joy Global	340,000		11,420,600
Rockwell Collins	255,000		12,158,400
Roper Industries	172,000		12,275,640
Terex	270,000	[a]	10,638,000
			71,448,890
Technology—11.5%
Anteon International	261,000	[a]	11,906,820
Check Point Software Technologies	502,500	[a]	9,949,500
Cognizant Technology Solutions, Cl. A	245,500	[a]	11,570,415
Cognos	301,500	[a]	10,293,210
Comverse Technology	482,000	[a]	11,399,300
Intersil, Cl. A	600,000		11,262,000
Lam Research	383,500	[a]	11,098,490
Marvell Technology Group	311,000	[a]	11,830,440
Microchip Technology	386,500		11,448,130
Network Appliance	364,000	[a]	10,290,280
			111,048,585
Utilities—5.0%
CMS Energy	740,000	[a]	11,144,400
Kinder Morgan	150,000		12,480,000
PG&E	175,000		6,569,500
Peabody Energy	350,000		18,214,000
			48,407,900
Other—1.0%
iShares Nasdaq Biotechnology Index	137,500		9,336,250
Total Common Stocks
(cost $701,167,552)			906,301,216

8

		Principal
Short-Term Investments—5.9%		Amount ($)	Value ($)

U.S. Treasury Bills:
2.66%, 7/7/2005		16,316,000	16,308,495
2.80%, 8/4/2005		5,039,000	5,025,243
3.01%, 9/22/2005		35,730,000	35,482,748
Total Short-Term Investments
(cost $56,816,507)			56,816,486

Total Investments (cost $757,984,059)		99.9%	963,117,702
Cash and Receivables (Net)		.1%	570,883
Net Assets		100.0%	963,688,585

ADR—American Depository Receipts.
[a] Non-income producing.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

Consumer	19.4	Energy	8.6
Financial Services	18.0	Producer Durables	7.4
Technology	11.5	Short Term Investments	5.9
Health Care	10.3	Other	9.8
Materials & Processing	9.0		99.9

† Based on net assets.
See notes to financial statements.

The Fund

9

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005 (Unaudited)

				Cost	Value

Assets ($):
Investments in securities—See Statement of Investments			757,984,059		963,117,702
Cash					916,536
Receivable for shares of Common Stock subscribed					1,049,887
Dividends and interest receivable					649,059
Prepaid expenses					45,324
					965,778,508

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)					923,879
Payable for shares of Common Stock redeemed					856,985
Accrued expenses					309,059
					2,089,923

Net Assets ($)				963,688,585

Composition of Net Assets ($):
Paid-in capital					735,590,559
Accumulated undistributed investment income—net					2,609,699
Accumulated net realized gain (loss) on investments					20,354,684
Accumulated net unrealized appreciation
(depreciation) on investments					205,133,643

Net Assets ($)				963,688,585

Net Asset Value Per Share
	Class A	Class B	Class C	Class R	Class T

Net Assets ($)	916,929,680	17,764,928	13,301,412	8,646,785	7,045,780
Shares Outstanding	21,023,721	416,262	311,447	196,793	162,869

Net Asset Value
Per Share ($)	43.61	42.68	42.71	43.94	43.26

See notes to financial statements.

10

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2005 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $52,591 foreign taxes withheld at source)	7,018,031
Interest	659,937
Income from securities lending	159,444
Total Income	7,837,412
Expenses:
Management fee—Note 3(a)	3,429,633
Shareholder servicing costs—Note 3(c)	1,770,411
Distribution fees—Note 3(b)	106,937
Custodian fees—Note 3(c)	44,452
Prospectus and shareholders’ reports	42,064
Registration fees	38,242
Directors’ fees and expenses—Note 3(d)	24,953
Professional fees	18,658
Loan commitment fees—Note 2	2,554
Miscellaneous	14,171
Total Expenses	5,492,075
Investment Income—Net	2,345,337

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	20,552,539
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions	(3,684,923)
Net Realized and Unrealized Gain (Loss) on Investments	16,867,616
Net Increase in Net Assets Resulting from Operations	19,212,953

See notes to financial statements.

The Fund

11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Operations ($):
Investment income (loss)—net	2,345,337	(1,115,921)
Net realized gain (loss) on investments	20,552,539	98,999,218
Net unrealized appreciation
(depreciation) on investments	(3,684,923)	21,386,803
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,212,953	119,270,100

Dividends to Shareholders from ($):
Net realized gain on investments:
Class A shares	(34,509,616)	(69,601,673)
Class B shares	(643,137)	(1,183,646)
Class C shares	(452,551)	(733,955)
Class R shares	(228,826)	(201,661)
Class T shares	(73,944)	(72,361)
Total Dividends	(35,908,074)	(71,793,296)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A shares	118,018,167	149,611,878
Class B shares	3,443,839	6,713,501
Class C shares	3,828,285	6,609,472
Class R shares	5,403,821	3,228,153
Class T shares	5,905,337	1,183,338
Dividends reinvested:
Class A shares	32,761,766	65,984,379
Class B shares	563,669	1,051,652
Class C shares	400,662	648,130
Class R shares	227,730	199,887
Class T shares	62,774	60,388
Cost of shares redeemed:
Class A shares	(91,960,537)	(116,353,018)
Class B shares	(1,218,427)	(2,088,176)
Class C shares	(914,504)	(884,842)
Class R shares	(571,167)	(297,573)
Class T shares	(289,296)	(118,660)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	75,662,119	115,548,509
Total Increase (Decrease) in Net Assets	58,966,998	163,025,313

Net Assets ($):
Beginning of Period	904,721,587	741,696,274
End of Period	963,688,585	904,721,587
Undistributed investment income—net	2,609,699	264,362
12

	Six Months Ended
	June 30, 2005	Year Ended
	(Unaudited)	December 31, 2004

Capital Share Transactions:
Class Aa
Shares sold	2,734,000	3,476,443
Shares issued for dividends reinvested	769,602	1,515,339
Shares redeemed	(2,163,033)	(2,695,932)
Net Increase (Decrease) in Shares Outstanding	1,340,569	2,295,850

Class B [a]
Shares sold	81,633	157,532
Shares issued for dividends reinvested	13,502	24,484
Shares redeemed	(28,862)	(49,410)
Net Increase (Decrease) in Shares Outstanding	66,273	132,606

Class C
Shares sold	90,281	153,323
Shares issued for dividends reinvested	9,592	15,104
Shares redeemed	(21,686)	(19,674)
Net Increase (Decrease) in Shares Outstanding	78,187	148,753

Class R
Shares sold	124,595	71,511
Shares issued for dividends reinvested	5,310	4,555
Shares redeemed	(13,227)	(5,231)
Net Increase (Decrease) in Shares Outstanding	116,678	70,835

Class T
Shares sold	138,730	27,965
Shares issued for dividends reinvested	1,486	1,393
Shares redeemed	(6,843)	(2,783)
Net Increase (Decrease) in Shares Outstanding	133,373	26,575

[a]	During the period ended June 30, 2005, 6,708 Class B shares representing $282,193 were automatically converted to 6,581 Class A shares and during the period ended December 31, 2004, 5,655 Class B shares representing
$242,372 were automatically converted to 5,587 Class A shares.
See notes to financial statements.

The Fund

13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2005			Year Ended December 31,

Class A Shares	(Unaudited)	2004	2003	2002[a]	2001	2000

Per Share Data ($):
Net asset value,
beginning of period	44.42	41.91	34.94	39.54	45.51	50.67
Investment Operations:
Investment income (loss)—net [b]	.12	(.05)	(.03)	.00[c]	(.02)	(.02)
Net realized and unrealized
gain (loss) on investments	.77	6.34	10.95	(4.56)	(4.37)	4.03
Total from Investment Operations	.89	6.29	10.92	(4.56)	(4.39)	4.01
Distributions:
Dividends from investment
income—net	—	—	(.00)[c]	—	—	—
Dividends from net realized
gain on investments	(1.70)	(3.78)	(3.95)	(.04)	(1.58)	(9.17)
Total Distributions	(1.70)	(3.78)	(3.95)	(.04)	(1.58)	(9.17)
Redemption fee reimbursement	—	—	—	.00[c]	.00[c]	.00[c]
Net asset value, end of period	43.61	44.42	41.91	34.94	39.54	45.51

Total Return (%)	2.10[d,e]	15.33[d]	31.68[d]	(11.55)[d]	(9.56)	8.60

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.58[e]	1.22	1.25	1.23	1.16	1.10
Ratio of net expenses
to average net assets	.58[e]	1.22	1.25	1.23	1.16	1.10
Ratio of net investment income
(loss) to average net assets	.27[e]	(.12)	(.08)	.00[f]	(.06)	(.03)
Portfolio Turnover Rate	22.38[e]	99.93	121.01	113.51	111.66	97.33

Net Assets, end of period
($ x 1,000)	916,930 874,359		728,634	492,628	603,664	697,810

[a]	The fund commenced offering five classes of shares on November 27, 2002.The existing shares were redesignated
Class A shares.
[b]	Based on average shares outstanding at each month end.
[c]	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
[e]	Not annualized.
[f]	Amount represents less than .01%.
See notes to financial statements.
14

	Six Months Ended
	June 30, 2005	Year Ended December 31,

Class B Shares	(Unaudited)	2004	2003	2002[a]

Per Share Data ($):
Net asset value, beginning of period	43.67	41.57	34.93	35.42
Investment Operations:
Investment income (loss)—net [b]	(.06)	(.38)	(.32)	.01
Net realized and unrealized
gain (loss) on investments	.77	6.26	10.91	(.50)
Total from Investment Operations	.71	5.88	10.59	(.49)
Distributions:
Dividends from net realized
gain on investments	(1.70)	(3.78)	(3.95)	—
Net asset value, end of period	42.68	43.67	41.57	34.93

Total Return (%) [c]	1.72[d]	14.46	30.73	(1.38)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.99[d]	2.00	1.99	.19[d]
Ratio of net expenses to average net assets	.99[d]	2.00	1.99	.19[d]
Ratio of net investment income
(loss) to average net assets	(.14)[d]	(.88)	(.82)	.05[d]
Portfolio Turnover Rate	22.38[d]	99.93	121.01	113.51

Net Assets, end of period ($ x 1,000)	17,765	15,285	9,036	74

[a]	From November 27, 2002 (commencement of initial offering) to December 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

The Fund

15

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	June 30, 2005	Year Ended December 31,

Class C Shares	(Unaudited)	2004	2003	2002[a]

Per Share Data ($):
Net asset value, beginning of period	43.70	41.58	34.93	35.42
Investment Operations:
Investment income (loss)—net [b]	(.05)	(.35)	(.31)	.03
Net realized and unrealized
gain (loss) on investments	.76	6.25	10.91	(.52)
Total from Investment Operations	.71	5.90	10.60	(.49)
Distributions:
Dividends from net realized
gain on investments	(1.70)	(3.78)	(3.95)	—
Net asset value, end of period	42.71	43.70	41.58	34.93

Total Return (%) [c]	1.72[d]	14.49	30.72	(1.35)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.97[d]	1.97	1.95	.19[d]
Ratio of net expenses to average net assets	.97[d]	1.97	1.95	.19[d]
Ratio of net investment income
(loss) to average net assets	(.12)[d]	(.82)	(.78)	.08[d]
Portfolio Turnover Rate	22.38[d]	99.93	121.01	113.51

Net Assets, end of period ($ x 1,000)	13,301	10,193	3,514	36
[a]	From November 27, 2002 (commencement of initial offering) to December 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

16

Six Months Ended
	June 30, 2005	Year Ended December 31,

Class R Shares	(Unaudited)	2004	2003	2002[a]

Per Share Data ($):
Net asset value, beginning of period	44.72	42.04	34.96	35.42
Investment Operations:
Investment income—net [b]	.13	.15	.09	.03
Net realized and unrealized
gain (loss) on investments	.79	6.31	10.94	(.49)
Total from Investment Operations	.92	6.46	11.03	(.46)
Distributions:
Dividends from net realized
gain on investments	(1.70)	(3.78)	(3.95)	—
Net asset value, end of period	43.94	44.72	42.04	34.96

Total Return (%)	2.16[c]	15.69	31.97	(1.30)[c]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.56[c]	.92	.93	.09[c]
Ratio of net expenses to average net assets	.56[c]	.92	.93	.09[c]
Ratio of net investment income
to average net assets	.29[c]	.38	.21	.07[c]
Portfolio Turnover Rate	22.38[c]	99.93	121.01	113.51

Net Assets, end of period ($ x 1,000)	8,647	3,583	390	1
[a] From November 27, 2002 (commencement of initial offering) to December 31, 2002.
[b] Based on average shares outstanding at each month end.
[c] Not annualized.
See notes to financial statements.

The Fund

17

FINANCIAL HIGHLIGHTS (continued)
	Six Months Ended
	June 30, 2005	Year Ended December 31,

Class T Shares	(Unaudited)	2004	2003	2002[a]

Per Share Data ($):
Net asset value, beginning of period	44.13	41.76	34.94	35.42
Investment Operations:
Investment income (loss)—net [b]	.04	(.10)	(.12)	.01
Net realized and unrealized
gain (loss) on investments	.79	6.25	10.89	(.49)
Total from Investment Operations	.83	6.15	10.77	(.48)
Distributions:
Dividends from net realized
gain on investments	(1.70)	(3.78)	(3.95)	—
Net asset value, end of period	43.26	44.13	41.76	34.94

Total Return (%) [c]	1.98[d]	15.04	31.24	(1.35)[d]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.71[d]	1.46	1.56	.14[d]
Ratio of net expenses to average net assets	.71[d]	1.46	1.56	.14[d]
Ratio of net investment income (loss)
to average net assets	.09[d]	(.24)	(.33)	.02[d]
Portfolio Turnover Rate	22.38[d]	99.93	121.01	113.51

Net Assets, end of period ($ x 1,000)	7,046	1,302	122	1
[a]	From November 27, 2002 (commencement of initial offering) to December 31, 2002.
[b]	Based on average shares outstanding at each month end.
[c] Exclusive of sales charge.
[d] Not annualized.
See notes to financial statements.

18

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier New Leaders Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company.The fund’s investment objective is to maximize capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 100 million shares of $.001 par value Common Stock.The fund currently offers five classes of shares: Class A (35 million shares authorized), Class B (30 million shares authorized), Class C (15 million shares authorized), Class R (15 million shares authorized) and Class T (5 million shares authorized). Class A and Class T shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years. Class C shares are subject to a CDSC on Class C shares redeemed within one year of purchase. Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund

19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

20

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institu-tions.At origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is

The Fund

21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

invested in certain money market mutual funds managed by the Manager. The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transac-tion.Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As a result of the fund’s merger with Dreyfus Premier Aggressive Growth Fund and Dreyfus Aggressive Growth Fund, capital losses of $185,339,544 are available to offset future gains. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation. This acquired capital loss is expected to expire between 2005-2010.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2004 was as follows: ordinary income

22

$22,068,131 and long-term capital gains $49,725,165.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended June 30, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions With
Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended June 30, 2005, the Distributor retained $55,387 and $271 from commissions earned on sales of the fund’s Class A and Class T shares, respectively, and $10,142 and $976 from contingent deferred sales charges on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B, Class C and Class T shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares and .25 of 1% of the value of the average daily net assets of Class T shares. During the period ended June 30, 2005, Class B, Class C and Class T shares were charged $60,562, $42,761 and $3,614, respectively, pursuant to the Plan.

The Fund

23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Under the Shareholder Services Plan, Class A, Class B, Class C and Class T shares pay the Distributor at an annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain ser-vices.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A, Class B, Class C and Class T shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2005, Class A, Class B, Class C and Class T shares were charged $1,097,573, $20,187, $14,254 and $3,614, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended June 30, 2005, the fund was charged $296,584 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended June 30, 2005, the fund was charged $44,452 pursuant to the custody agreement.

During the period ended June 30, 2005, the fund was charged $1,998 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $591,592, Rule 12b-1 distribution plan fees $20,095, shareholder services plan fees $195,518, custodian fees $21,786, chief compliance officer fees $1,998 and transfer agency per account fees $92,890.

24

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2005, amounted to $194,992,238 and $201,120,458, respectively.

At June 30, 2005, accumulated net unrealized appreciation on investments was $205,133,643, consisting of $213,254,268 gross unrealized appreciation and $8,120,625 gross unrealized depreciation.

At June 30, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade

The Fund

25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1 and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

26

NOTES

For	More	Information

Dreyfus Premier
New Leaders Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2004, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable.
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

SSL-DOCS2 70134233v5

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier New Leaders Fund, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

SSL-DOCS2 70134233v5

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 30, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 30, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)

SSL-DOCS2 70134233v5